INVESTMENTS IN UNCONSOLIDATED ENTITIES (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Schedule of Equity Method Investments [Line Items]
Equity Method and Other Investments	$ 2,080	$ 2,889
Income (Loss) from Equity Method Investments	6	104	$ 81
Cameron LNG Holdings [Member]
Schedule of Equity Method Investments [Line Items]
Difference between carrying amount of equity method investment and underlying equity	190	143
Rockies Express [Member]
Schedule of Equity Method Investments [Line Items]
Difference between carrying amount of equity method investment and underlying equity		(357)
R B S Sempra Commodities [Member]
Schedule of Equity Method Investments [Line Items]
Equity Method and Other Investments	67	67
Energia Sierra Juarez Wind Project [Member]
Schedule of Equity Method Investments [Line Items]
Difference between carrying amount of equity method investment and underlying equity	12	12
GdC [Member]
Schedule of Equity Method Investments [Line Items]
Difference between carrying amount of equity method investment and underlying equity		65
Other Equity Method Investments [Member]
Schedule of Equity Method Investments [Line Items]
Equity Method and Other Investments	17	16
Income (loss) from equity method investment earnings (losses) net of tax	78	85	38
Other Equity Method Investments And Other Investments [Member]
Schedule of Equity Method Investments [Line Items]
Equity Method and Other Investments	2,097	2,905
Sempra Renewables [Member] | California Solar Partnership [Member]
Schedule of Equity Method Investments [Line Items]
Equity Method and Other Investments	113	120
Income (Loss) from Equity Method Investments	7	6	6
Sempra Renewables [Member] | Copper Mountain Solar 3 [Member]
Schedule of Equity Method Investments [Line Items]
Equity Method and Other Investments	42	44
Income (Loss) from Equity Method Investments	8	8	2
Sempra Renewables [Member] | Broken Bow 2 Wind [Member]
Schedule of Equity Method Investments [Line Items]
Equity Method and Other Investments	35	41
Income (Loss) from Equity Method Investments	(2)	(2)	0
Sempra Renewables [Member] | Cedar Creek 2 Wind Farm [Member]
Schedule of Equity Method Investments [Line Items]
Equity Method and Other Investments	75	75
Income (Loss) from Equity Method Investments	(2)	(6)	(3)
Sempra Renewables [Member] | Flat Ridge 2 Wind Farm [Member]
Schedule of Equity Method Investments [Line Items]
Equity Method and Other Investments	271	275
Income (Loss) from Equity Method Investments	(7)	(12)	(7)
Sempra Renewables [Member] | Fowler Ridge 2 Wind Farm [Member]
Schedule of Equity Method Investments [Line Items]
Equity Method and Other Investments	43	46
Income (Loss) from Equity Method Investments	4	4	2
Sempra Renewables [Member] | Mehoopany Wind Farm [Member]
Schedule of Equity Method Investments [Line Items]
Equity Method and Other Investments	92	92
Income (Loss) from Equity Method Investments	0	(1)	(1)
Sempra Renewables [Member] | Copper Mountain Solar 2 [Member]
Schedule of Equity Method Investments [Line Items]
Equity Method and Other Investments	33	32
Income (Loss) from Equity Method Investments	6	7	3
Sempra Renewables [Member] | Mesquite Solar 1 [Member]
Schedule of Equity Method Investments [Line Items]
Equity Method and Other Investments	86	86
Income (Loss) from Equity Method Investments	17	16	14
Sempra Renewables [Member] | Auwahi Wind [Member]
Schedule of Equity Method Investments [Line Items]
Equity Method and Other Investments	41	44
Income (Loss) from Equity Method Investments	4	4	4
Sempra Renewables [Member] | Other Equity Method Investments [Member]
Schedule of Equity Method Investments [Line Items]
Equity Method and Other Investments	13	0
Income (Loss) from Equity Method Investments	(1)	0	0
Sempra LNG & MIdstream [Member] | Cameron LNG Holdings [Member]
Schedule of Equity Method Investments [Line Items]
Equity Method and Other Investments	997	983
Income (Loss) from Equity Method Investments	(2)	5	2
Sempra LNG & MIdstream [Member] | Rockies Express [Member]
Schedule of Equity Method Investments [Line Items]
Equity Method and Other Investments	0	477
Income (Loss) from Equity Method Investments	(26)	79	60
Sempra Energy and Other [Member] | R B S Sempra Commodities [Member]
Schedule of Equity Method Investments [Line Items]
Equity Method and Other Investments	67	67
Income (Loss) from Equity Method Investments	0	(4)	(2)
Sempra Energy and Other [Member] | Other Equity Method Investments [Member]
Schedule of Equity Method Investments [Line Items]
Income (Loss) from Equity Method Investments	0	0	1
Sempra South American Utilities [Member] | Eletrans [Member]
Schedule of Equity Method Investments [Line Items]
Equity Method and Other Investments	(8)	(12)
Income (loss) from equity method investment earnings (losses) net of tax	3	(4)	(4)
Sempra Mexico [Member] | Ductos Energéticos del Norte [Member]
Schedule of Equity Method Investments [Line Items]
Equity Method and Other Investments	42	0
Income (loss) from equity method investment earnings (losses) net of tax	5	0	0
Sempra Mexico [Member] | Energia Sierra Juarez Wind Project [Member]
Schedule of Equity Method Investments [Line Items]
Equity Method and Other Investments	38	30
Income (loss) from equity method investment earnings (losses) net of tax	6	6	3
Sempra Mexico [Member] | GdC [Member]
Schedule of Equity Method Investments [Line Items]
Equity Method and Other Investments	0	489
Income (loss) from equity method investment earnings (losses) net of tax	64	83	$ 39
Sempra Mexico [Member] | Infraestructura Marina del Golfo [Member]
Schedule of Equity Method Investments [Line Items]
Equity Method and Other Investments	$ 100	$ 0